Parent-Only Financial Statements, Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net cash provided by operating activities	$ 58,540	$ 13,665	$ 18,772
Securities available for sale:
Sales proceeds	5,210	23,062	8,668
Prepayments and maturities	59,712	52,618	47,919
Purchases	(64,756)	(121,235)	(53,466)
Loans:
Other, net	(1,509)	(157)	2,800
Net cash provided by investing activities	(139,890)	(35,044)	(3,675)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	7,699	(6,231)	11,308
Long-term debt:
Proceeds from issuance	27,695	11,687	3,489
Repayment	(28,093)	(50,555)	(63,317)
Preferred stock:
Cash dividends paid	(892)	(844)	(737)
Proceeds from issuance	1,377	2,501	0
Common stock warrants repurchased	(1)	(2)	(545)
Common stock:
Proceeds from issuance	2,091	1,296	1,375
Repurchased	(3,918)	(2,416)	(91)
Cash dividends paid	(4,565)	(2,537)	(1,045)
Excess tax benefits related to stock option payments	226	79	98
Net cash used by financing activities	83,770	24,775	(26,133)
Net change in cash and due from banks	2,420	3,396	(11,036)
Cash and due from banks at beginning of year	19,440	16,044	27,080
Cash and due from banks at end of year	21,860	19,440	16,044
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities	13,365	15,049	14,180
Securities available for sale:
Sales proceeds	6,171	11,459	2,441
Prepayments and maturities	30	0	0
Purchases	(5,845)	(16,487)	(119)
Loans:
Net repayments from (advances to) subsidiaries	9,191	1,318	(5,485)
Capital notes and term loans made to subsidiaries	(1,850)	(1,340)	0
Principal collected on notes/loans made to subsidiaries	2,462	5,779	11,282
Net decrease (increase) in investment in subsidiaries	(5,218)	(610)	1,198
Other, net	(2)	230	15
Net cash provided by investing activities	4,939	349	9,332
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	5,456	(242)	1,860
Long-term debt:
Proceeds from issuance	16,989	7,058	1,789
Repayment	(18,693)	(31,198)	(23,281)
Preferred stock:
Cash dividends paid	(892)	(844)	(737)
Proceeds from issuance	1,377	2,501	0
Common stock warrants repurchased	(1)	(2)	(545)
Common stock:
Proceeds from issuance	2,091	1,296	1,375
Repurchased	(3,918)	(2,416)	(91)
Cash dividends paid	(4,565)	(2,537)	(1,045)
Excess tax benefits related to stock option payments	226	79	98
Other, net	(14)	0	0
Net cash used by financing activities	(1,944)	(26,305)	(20,577)
Net change in cash and due from banks	16,360	(10,907)	2,935
Cash and due from banks at beginning of year	19,342	30,249	27,314
Cash and due from banks at end of year	$ 35,702	$ 19,342	$ 30,249